INCOME TAXES (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SCHEDULE OF VALUATION ASSUMPTIONS

We estimate the fair value of each stock option award on the date of grant using a Black-Scholes option-pricing model based on the following weighted average assumptions applied during the period from January 21, 2021 (date of inception) through March 31, 2022:

Risk-free interest rate	0.09% - 0.56%
Expected term	3.0 - 3.5 years
Expected average stock price volatility	106.83% - 120.94%
Expected dividend yield	0.00%
Weighted average grant-date fair value of stock options	$1.70

The Company estimated the fair value of each stock option award on the date of grant using a Black-Scholes option-pricing model based on the following weighted average assumptions applied during the period from January 21, 2021 (date of inception) through December 31, 2021:

Non-employee
Risk-free interest rate	0.09% - 0.56%
Expected term	3.0 - 3.5 years
Expected average stock price volatility	106.83% - 120.94%
Expected dividend yield	0.00%
Weighted average grant-date fair value of stock options	$1.70

SUMMARY OF NONEMPLOYEE OPTION ACTIVITY

A summary of option activity for the three months ended March 31, 2022, is presented below. There was no option activity for the three months ended March 31, 2021.

Weighted
Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Term	Intrinsic
	Options	Price	(in Years)	Value
Balance, December 31, 2021	475,000	$1.90	-	$288,788
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-
Balance, March 31, 2022	475,000	$1.90	4.17	$291,813

A summary of nonemployee option activity as of December 31, 2021, and changes during the period from January 21, 2021 (date of inception) through December 31, 2021, is presented below:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Term	Intrinsic
	Options	Price	(in Years)	Value
Balance, January 21, 2021	-	$-	-	-
Granted	515,000	1.90	-	-
Exercised	-	-	-	-
Forfeited	(26,667)	1.60	-	-
Expired	(13,333)	1.60
Balance, December 31, 2021	475,000	$1.90	4.41	$288,788

SUMMARY OF UNVESTED NONEMPLOYEE OPTIONS

A summary of unvested options for the three months ended March 31, 2022, is presented below:

		Weighted
		Average Grant
	Number of	Date Fair Value
	Options	Per Share
Unvested as of December 31, 2021	292,500	$1.80
Granted	-	-
Vested	(195,833)	-
Forfeited or expired	-	-
Exercised	-	-
Unvested as of March 31, 2022	96,667	$1.80

A summary of unvested nonemployee options as of December 31, 2021, and changes during the period from January 21, 2021 (date of inception) through December 31, 2021, is presented below:

		Weighted
		Average Grant
	Number of	Date Fair Value
	Options	Per Share
Unvested as of January 21, 2021	-	$-
Granted	515,000	1.70
Vested	(195,833)	1.70
Forfeited or expired	(26,667)	1.80
Exercised	-	-
Unvested as of December 31, 2021	292,500	$1.80

SUMMARY OF WARRANT ACTIVITY

A summary of the warrant activity during the three-months as of March 31, 2022, is presented below. There was no warrant activity for the three months ended March 31, 2021.

Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life
	Warrants	Price	(in Years)
Balance, December 31, 2021	500,620	$4.00	-
Issued	-	-	-
Exercised	-	-	-
Forfeited or expired	-	-	-
Balance, March 31, 2022	500,620	$4.00	1.5

A summary of the warrant activity during the period from January 21, 2021 (date of inception) through December 31, 2021 is presented below:

Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life
	Warrants	Price	(in Years)
Balance, January 21, 2021	-	$-	-
Issued	500,620	4.0	-
Exercised	-	-	-
Forfeited or expired	-	-	-
Balance, December 31, 2021	500,620	$4.00	1.7

SCHEDULE OF PRE-TAX BOOK LOSSES FROM FOREIGN AND DOMESTIC JURISDICTIONS

Pre-tax book losses for foreign (Canada) and domestic (the U.S.) jurisdictions are as follows:

For the period from January 21, 2021 (date of inception) through December 31, 2021
Domestic	$1,625,589
Foreign	1,295,736

SCHEDULE OF PROVISION FOR INCOME TAXES

The provision for income taxes is as follows:

For the period from January 21, 2021 (date of inception) through December 31, 2021
Current:
Federal	$-
State	-
Foreign	-
Total current	-

Deferred:
Federal	-
State	-
Foreign	-
Total deferred	-

Provision for income taxes	$-

SCHEDULE OF RECONCILIATION OF EXPECTED FEDERAL STATUTORY INCOME TAX RATE TO EFFECTIVE INCOME TAX RATE

The reconciliation of the expected federal statutory income tax rate to the effective income tax rate is as follows:

For the period from January 21, 2021 (date of inception) through December 31, 2021
Statutory income tax rate	23.00%
Entertainment	(0.03)%
U.S. federal rate differential	(1.11)%
Valuation allowance	(19.06)%
Stock-based compensation	(2.80)%
Total	0.00%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities are as follows:

As of December 31, 2021
Deferred tax assets:
Start-up costs	$228,309
Net operating loss	329,133
Total deferred tax assets	557,442
Deferred tax liabilities:
Federal effect of State DTA	-
Total deferred tax liabilities:	-
Less: valuation allowance	(557,442)
Net deferred taxes	$-

Warrant [Member]
SCHEDULE OF VALUATION ASSUMPTIONS

The Company used the following approximate assumptions in connection with its estimation of fair value of Warrants:

Assumptions
Expected term (years)	2.00
Expected volatility	91.05%
Risk free interest rate	0.23%
Expected dividends	0.00%

The Company used the following approximate assumptions in connection with its estimation of fair value of Warrants:

For the Year Ended December 31, 2021
Expected term (years)	2.00
Expected volatility	91.05%
Risk free interest rate	0.23%
Expected dividends	0.00%